The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 10.9%
$256,810	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 4.519%, 3/25/2036[1]	$202,488
312,512	CSMC Series 2011-5R, Class 6A7, 4.040%, 11/27/2037[1,2,3]	264,131
100,000	Deephaven Residential Mortgage Trust Series 2018-1A, Class B1, 4.340%, 12/25/2057[1,2,3]	99,932
189,161	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 2.580% (LIBOR 1 Month+19 basis points), 10/19/2036[1,2,4]	167,840
	Fannie Mae Connecticut Avenue Securities
100,000	Series 2018-C01, Class 1M2, 4.654% (LIBOR 1 Month+225 basis points), 7/25/2030[1,2,4]	101,057
300,000	Series 2018-C06, Class 2B1, 6.504% (LIBOR 1 Month+410 basis points), 3/25/2031[1,2,4]	310,740
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,3]	150,484
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HRP1, Class B1, 7.005% (LIBOR 1 Month+460 basis points), 12/25/2042[1,2,4]	215,403
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 9.101% (LIBOR 3 Month+650 basis points), 1/18/2028[1,2,3,4]	227,371
150,000	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.00%, 12/21/2043[1,3]	118,774
250,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.00%, 4/20/2027[1,2,3]	222,500
221,465	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,3]	155,055
250,000	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/2025[1,3]	253,810
50,796	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.319%, 1/25/2037[1,2]	46,687
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[1,2]	100,614
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,651,828)	2,636,886

	BANK LOANS — 4.0%
500,000	BJ Services 9.590%, 1/3/2023[5]	495,000

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$493,750	Premier Brands 10.633%, 3/20/2024[5]	$483,875
	TOTAL BANK LOANS
	(Cost $979,589)	978,875

Number of Shares
	CLOSED-END FUNDS — 31.9%

7,289	Aberdeen Emerging Markets Equity Income Fund, Inc.	53,283
16,517	Aberdeen Total Dynamic Dividend Fund[6]	137,752
695	Advent Claymore Convertible Securities and Income Fund[6]	10,467
6,506	AllianzGI Convertible & Income 2024 Target[6]	60,050
8,157	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[6]	101,147
857	BlackRock California Municipal Income Trust	11,355
1,744	BlackRock Debt Strategies Fund, Inc.	18,783
2,418	BlackRock New York Municipal Income Quality Trust	32,159
3,621	BlackRock Resources & Commodities Strategy Trust[6]	29,620
12,691	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[6]	148,865
3	Clough Global Dividend and Income Fund	34
3	Clough Global Equity Fund	38
10,032	Clough Global Opportunities Fund[6]	93,799
10,289	Cornerstone Strategic Value Fund, Inc.[6]	119,761
3,616	Cornerstone Total Return Fund, Inc.[6]	40,931
3	Cushing Renaissance Fund	42
8,954	Delaware Enhanced Global Dividend & Income Fund[6]	88,645
2,847	Eagle Growth & Income Opportunities Fund[6]	43,730
15,721	Eaton Vance Limited Duration Income Fund[6]	198,871
2,944	Eaton Vance Tax-Managed Buy-Write Strategy Fund	27,732
2,494	Franklin Limited Duration Income Trust[6]	24,017
7,478	Garrison Capital, Inc.[6]	51,598
148	GDL Fund	1,367
34,359	Griffin Institutional Access Credit Fund - Class I	855,195
14,700	Highland Income Fund[6]	203,448
1,322	India Fund, Inc.[6]	28,132
18,395	Invesco Dynamic Credit Opportunities Fund[6]	205,656
7,325	Invesco High Income Trust II6	106,139
2,643	Invesco Municipal Opportunity Trust[6]	32,509
49,912	Invesco Senior Income Trust[6]	215,620
5,300	Kayne Anderson MLP/Midstream Investment Co.[6]	81,143

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
4,990	Lazard World Dividend & Income Fund, Inc.[6]	$49,650
4,648	Morgan Stanley Emerging Markets Debt Fund, Inc.[6]	43,319
1,440	Neuberger Berman California Municipal Fund, Inc.	19,575
9,429	Neuberger Berman High Yield Strategies Fund, Inc.	110,319
230	Neuberger Berman New York Municipal Fund, Inc.	2,820
—[7]	NexPoint Strategic Opportunities Fund	—
924	Nuveen California Quality Municipal Income Fund	13,380
13,646	Nuveen Credit Strategies Income Fund[6]	108,076
2,086	Nuveen Emerging Markets Debt 2022 Target Term Fund[6]	18,524
1,231	Nuveen Georgia Quality Municipal Income Fund	15,234
1,670	Nuveen Intermediate Duration Quality Municipal Term Fund[6]	22,228
3,436	Nuveen Mortgage Opportunity Term Fund[6]	79,784
1,811	Nuveen Mortgage Opportunity Term Fund 2[6]	40,729
28,453	Palmer Square Opportunistic Income Fund	529,229
17,864	PGIM Global High Yield Fund, Inc.[6]	258,135
5,634	PGIM High Yield Bond Fund, Inc.[6]	82,425
96,889	PIMCO Flexible Credit Income Fund - Class I	977,612
128,297	Pomona Investment LP9	1,729,147
325	Source Capital, Inc.	11,885
2,730	Special Opportunities Fund, Inc.[6]	37,537
977	Templeton Emerging Markets Income Fund[6]	9,985
21,388	Templeton Global Income Fund[6]	136,028
5,387	Tortoise Midstream Energy Fund, Inc.[6]	72,671
1,528	Virtus Total Return Fund, Inc.[6]	16,197
47,679	Voya Prime Rate Trust[6]	226,952
5,792	Western Asset Corporate Loan Fund, Inc.	55,429
6,748	Western Asset Global High Income Fund, Inc.[6]	67,008
	TOTAL CLOSED-END FUNDS
	(Cost $7,824,072)	7,755,766

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
$1,320,445	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.972%, 2/25/2035[1,2]	23,165
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 4.127%, 10/10/2029[2,3]	126,820

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$200,000	CSMC Trust Series 2017-PFHP, Class G, 8.544% (LIBOR 1 Month+615 basis points), 12/15/2030[2,3,4]	$199,632
200,000	GS Mortgage Securities Trust Series 2014-GC22, Class C, 4.848%, 6/10/2047[1,2]	209,255
100,000	Home Partners of America Trust Series 2018-1, Class F, 4.744% (LIBOR 1 Month+235 basis points), 7/17/2037[2,3,4]	98,979
229,281	Luminent Mortgage Trust Series 2006-5, Class A1A, 2.594% (LIBOR 1 Month+19 basis points), 7/25/2036[1,2,4]	182,603
	Morgan Stanley Mortgage Loan Trust
237,783	Series 2006-13AX, Class A2, 2.745% (LIBOR 1 Month+34 basis points), 10/25/2036[1,2,4]	123,912
365,299	Series 2007-7AX, Class 2A1, 2.524% (LIBOR 1 Month+12 basis points), 4/25/2037[1,2,4]	184,506
200,000	New Orleans Hotel Trust Series 2019-HNLA, Class F, 6.083% (LIBOR 1 Month+369 basis points), 4/15/2032[2,3,4]	200,139
100,000	Radnor RE Ltd. Series 2019-2, Class B1, 5.137% (LIBOR 1 Month+270 basis points), 6/25/2029[1,2,3,4]	100,000
	RALI Trust
73,762	Series 2005-QS17, Class A10, 6.000%, 12/25/2035[1]	72,110
309,316	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1]	283,534
154,842	Series 2006-QA10, Class A1, 2.589% (LIBOR 1 Month+18 basis points), 12/25/2036[1,2,4]	144,920
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/2059[1,2,3]	99,983
100,000	Seasoned Credit Risk Transfer Trust Series 2019-2, Class M, 4.750%, 8/25/2058[1,2,3]	95,203
115,000	UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.861%, 2/15/2051[1,2]	122,204
121,192	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 3.655% (LIBOR 1 Month+125 basis points), 5/25/2047[1,2,3,4]	121,530
132,745	Wells Fargo Alternative Loan Trust Series 2007-PA1, Class A1, 2.724% (LIBOR 1 Month+32 basis points), 3/25/2037[1,2,4]	109,740
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,464,050)	2,498,235

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 11.8%
	COMMUNICATIONS — 1.4%
7,126	Liberty Expedia Holdings, Inc. - Class A*,6	$340,551
104	Shutterfly, Inc.*	5,257
39	Tribune Media Co. - Class A	1,803
		347,611
	CONSUMER DISCRETIONARY — 0.1%
1,242	Barnes & Noble, Inc.	8,309
1,582	Del Frisco's Restaurant Group, Inc.*	12,593
303	PCM, Inc.*	10,617
		31,519
	ENERGY — 1.3%
2,202	Anadarko Petroleum Corp.	155,373
4,081	Andeavor Logistics LP	148,263
204	Buckeye Partners LP	8,374
		312,010
	FINANCIALS — 4.1%
574	8i Enterprises Acquisition Corp.*,8	6,010
320	Act II Global Acquisition Corp.*,8	3,238
2,247	Agba Acquisition Ltd.*,8	22,515
713	Andina Acquisition Corp. III*,8	7,330
943	B Riley Principal Merger Corp.*	9,402
20,261	Barings BDC, Inc.[6]	199,368
1,246	Big Rock Partners Acquisition Corp.*,6	12,996
849	Black Ridge Acquisition Corp.*,6	8,719
415	CF Finance Acquisition Corp.*	4,295
553	Chardan Healthcare Acquisition Corp.*	5,585
1,228	Churchill Capital Corp. II*	12,464
476	Crescent Acquisition Corp.*	4,793
122	EMC Insurance Group, Inc.	4,396
1,359	Far Point Acquisition Corp. - Class A*,6	13,848
411	FinTech Acquisition Corp. III*	4,254
852	GigCapital2, Inc.*	8,563
792	GX Acquisition Corp.*	7,952
586	Haymaker Acquisition Corp. II*	5,895
419	Health Sciences Acquisitions Corp.*	4,420
526	Hennessy Capital Acquisition Corp. IV*	5,434
153	Insurance Acquisition Corp.*	1,576
1,038	Legacy Acquisition Corp. - Class A*,6	10,484
4	LegacyTexas Financial Group, Inc.	163
2,374	Leisure Acquisition Corp.*,6	24,049

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
177	Monocle Acquisition Corp.*	$1,816
730	Oaktree Capital Group LLC	36,164
238	Pivotal Acquisition Corp. - Class A*	2,416
2,128	Proficient Alpha Acquisition Corp.*	21,386
754	Pure Acquisition Corp.*,6	7,645
520	Replay Acquisition Corp.*,8	5,200
1,185	Royce Micro-Cap Trust, Inc.	9,741
732	Schultze Special Purpose Acquisition Corp.*	7,430
1,334	South Mountain Merger Corp.*	13,340
6,548	TCF Financial Corp.	136,133
911	Total System Services, Inc.[6]	116,854
728	Trine Acquisition Corp.*	7,302
521	Tuscan Holdings Corp.*	5,523
533	Wealthbridge Acquisition Ltd.*,8	5,383
1,937	Worldpay, Inc. - Class A*,6	237,379
		1,001,461
	HEALTH CARE — 0.7%
975	Array BioPharma, Inc.*	45,171
1,045	Celgene Corp.*	96,600
126	Spark Therapeutics, Inc.*	12,900
		154,671
	INDUSTRIALS — 1.1%
1,095	L3 Technologies, Inc.[6]	269,227

	MATERIALS — 0.1%
3,637	SunCoke Energy, Inc.*	32,297

	TECHNOLOGY — 2.3%
1,392	Aerohive Networks, Inc.*	6,166
189	Cray, Inc.*	6,581
233	Electronics For Imaging, Inc.*	8,600
19	Mellanox Technologies Ltd.*,8	2,103
1,554	Red Hat, Inc.*,6	291,779
1,052	Tableau Software, Inc. - Class A*	174,653
1,524	WageWorks, Inc.*	77,404
		567,286

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 0.7%
4,529	AmeriGas Partners LP	$157,790
	TOTAL COMMON STOCKS
	(Cost $2,804,366)	2,873,872

Principal Amount
	CORPORATE BONDS — 0.4%
	FINANCIALS — 0.4%
$100,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027[1,3]	87,625
	TOTAL CORPORATE BONDS
	(Cost $98,840)	87,625

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.5%
	FINANCIALS — 0.5%
752	Capital Southwest Corp. 5.950%, 12/15/2022[1]	19,612
39	Monroe Capital Corp. 5.750%, 10/31/2023[1]	984
1,554	Oxford Square Capital Corp. 6.500%, 3/30/2024[1]	39,813
433	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	10,959
1,068	THL Credit, Inc. 6.750%, 12/30/2022[1]	27,095
580	THL Credit, Inc. 6.125%, 10/30/2023[1]	14,848
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[1]	10,043
		123,354
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $121,794)	123,354

	INVESTMENT FUNDS — 12.8%
22,489	Bailard Real Estate LP [9,10,11]	613,493
N/A	DSC Meridian LP9,11,12,13	461,242
N/A	Linden Investors LP9,11,13,14	469,922
430	ShoreBridge Point72 LP9,11,12,15	453,681
N/A	Walleye Opportunities LP9,14,16,17	657,700
N/A	Whitebox Asymmentric LP9,11,14,18	454,735
	TOTAL INVESTMENT FUNDS
	(Cost $3,025,000)	3,110,773

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 3.8%
74,778	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I - REIT[5,6]	$910,792
	TOTAL MUTUAL FUNDS
	(Cost $887,813)	910,792

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	Red Hat, Inc.
2	Exercise Price: $160.00, Notional Amount: $32,000, Expiration Date: August 16, 2019	35
	TOTAL PUT OPTIONS
	(Cost $223)	35
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $223)	35

Number of Shares
	RIGHTS — 0.0%
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*,6	166
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,6	178
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2020*,6,8	45
1,803	Corium International, Expiration Date: March 31, 2020*,5,6	—
3	Cushing Renaissance Fund, Expiration Date: July 18, 2019*	—
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2020*,6	183
	TOTAL RIGHTS
	(Cost $0)	572

	UNITS — 0.0%
	FINANCIALS — 0.0%
1	Far Point Acquisition Corp.*,6	11
1	Leisure Acquisition Corp.*,6	10
		21
	TOTAL UNITS
	(Cost $20)	21

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.0%
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,6	$147
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,6	568
265	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*,6,8	20
286	Falcon Minerals Corp., Expiration Date: August 23, 2023*,6	272
453	Far Point Acquisition Corp., Expiration Date: June 1, 2025*,6	544
693	Kaixin Auto Holdings, Expiration Date: April 30, 2024*,6,8	28
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,6	332
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,6	568
290	NRC Group Holdings Corp., Expiration Date: October 17, 2023*,6	479
127	OneSpaWorld Holdings Ltd., Expiration Date: March 19, 2024*,8	596
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,6	68
238	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*	309
377	Pure Acquisition Corp., Expiration Date: April 17, 2023*,6	407
896	Ranpak Holdings Corp., Expiration Date: June 3, 2024*,6	1,084
	TOTAL WARRANTS
	(Cost $306)	5,422
	SHORT-TERM INVESTMENTS — 8.2%

1,992,176	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 2.211%[6,19]	1,992,176
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,992,176)	1,992,176
	TOTAL INVESTMENTS — 94.6%
	(Cost $22,850,077)	22,974,404

	Assets in Excess of Other Liabilities — 5.4%	1,306,368
	TOTAL NET ASSETS — 100.0%	$24,280,772

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (8.1)%
	COMMON STOCKS — (6.8)%
	COMMUNICATIONS — (1.4)%
(2,565)	Expedia Group, Inc.	$(341,222)

	ENERGY — (0.8)%
(4,632)	MPLX LP	(149,104)
(655)	Occidental Petroleum Corp.	(32,933)
		(182,037)
	FINANCIALS — (2.0)%
(394)	Brookfield Asset Management, Inc. - Class A8	(18,825)
(3,327)	Chemical Financial Corp.	(136,773)
(1)	Cousins Properties, Inc. - REIT	(19)
(1,799)	Fidelity National Information Services, Inc.	(220,701)
(741)	Global Payments, Inc.	(118,657)
(2)	Prosperity Bancshares, Inc.	(132)
		(495,107)
	HEALTH CARE — (0.2)%
(1,046)	Bristol-Myers Squibb Co.	(47,436)

	INDUSTRIALS — (1.1)%
(1,424)	Harris Corp.	(269,321)

	MATERIALS — (0.1)%
(3,636)	SunCoke Energy, Inc.*	(32,288)

	TECHNOLOGY — (0.7)%
(1,163)	salesforce.com, inc.*	(176,462)

	UTILITIES — (0.5)%
(2,266)	UGI Corp.	(121,027)

	TOTAL COMMON STOCKS
	(Proceeds $1,610,299)	(1,664,900)

	EXCHANGE-TRADED FUNDS — (1.3)%
(4,787)	Invesco Senior Loan ETF	(108,473)
(1,250)	iShares iBoxx High Yield Corporate Bond ETF	(108,975)
(466)	SPDR Bloomberg Barclays High Yield Bond ETF	(50,766)

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
(1,612)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$(43,895)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $311,143)	(312,109)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,921,442)	$(1,977,009)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	Red Hat, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: July 5, 2019	(5)
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: July 12, 2019	(5)
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: July 19, 2019	(12)
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: August 2, 2019	(3)
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: August 16, 2019	(10)
	TOTAL CALL OPTIONS
	(Proceeds $106)	(35)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $106)	$(35)

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trust

* Non-income producing security.

1 Callable.

2 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,621,968, which represents 10.80% of total net assets of the Fund.

4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 4.03% of Net Assets. The total value of these securities is $978,875.

6 All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

7 Amount represents less than 0.5 shares.

8 Foreign security denominated in U.S. Dollars.

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

9 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2019 was $4,812,447 and $4,839,920, respectively.

10 The Investment Fund imposes a 30 day redemption notice period.

11 The Investment Fund permits quarterly redemptions.

12 The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

13 The Investment Fund imposes a 65 day redemption notice period.

14 The Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Investment Fund.

15 The Investment Fund imposes a 55 day redemption notice period.

16 The Investment Fund imposes a 45 day redemption notice period.

17 The Investment Fund permits monthly redemptions.

18 The Investment Fund imposes a 60 day redemption notice period.

19 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

Note 1 – Organization

The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments. The Fund commenced investment operations on June 12, 2017.

The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of June 30, 2019.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

The Fund will generally value private investment funds, in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Short-Term Investments

The Fund invests a significant amount (8.2% as of June 30, 2019) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov. The net expense ratio per April 30, 2019 Semi Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.17%.

Note 3 – Federal Income Taxes

At June 30, 2019, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,959,156

Gross unrealized appreciation	$1,085,690
Gross unrealized depreciation	(1,047,486)
Net unrealized appreciation on investments	$38,204

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in securities with a fair value of $4,839,920 are excluded from the fair value hierarchy as of June 30, 2019.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$2,636,886	$-	$2,636,886
Bank Loans	-	-	978,875	978,875
Closed-End Funds	6,026,619	-	-	6,026,619
Collateralized Mortgage Obligations	-	2,498,235	-	2,498,235
Common Stocks*	2,873,872	-	-	2,873,872
Corporate Bonds**	-	87,625	-	87,625
Exchange-Traded Debt Securities*	123,354	-	-	123,354
Mutual Funds	910,792	-	-	910,792
Purchased Options Contracts	-	35	-	35
Rights	572	-	-	572
Units	21	-	-	21
Warrants	5,422	-	-	5,422
Short-Term Investments	1,992,176	-	-	1,992,176
Subtotal	$11,932,828	$5,222,781	$978,875	$18,134,484
Closed End Funds				$1,729,147
Investment Funds				$3,110,773
Total Investments				$22,974,404

Liabilities
Securities Sold Short
Common Stocks*	$1,664,900	$-	$-	$1,664,900
Exchange-Traded Funds	312,109	-	-	312,109
Written Options Contracts	20	15	-	35
Total Investments	$1,977,029	$15	$-	$1,977,044

* All common stocks and exchange-traded debt securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

THE RELATIVE VALUE FUND

(a Delaware Statutory Trust)

Notes to Schedule of Investments – June 30, 2019 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	$496,080
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-

Total realized gain/(loss)	1,839
Total unrealized appreciation/(depreciation)	(1,080)
Net purchases	483,875
Net sales	(1,839)
Balance as of June 30, 2019	$978,875

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

Impact to
Valuation
Fair Value				from an
June 30,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$978,875	Recent Transaction Price	Recent Transaction Price	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.